MINERAL PROPERTIES	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTIES
MINERAL PROPERTIES

7. MINERAL PROPERTIES

As at December 31, 2025 and 2024, the Company had the following mineral properties:

	Springpole	Birch-Uchi	Duparquet (Note 7(a))	Cameron (Note 4)	Hope Brook (Note 7(b))	Total
Balance as at December 31, 2024	$154,237	$10,446	$55,212	$33,066	$3,098	$256,059
Acquisition	5	273	5,005	-	-	5,283
Concessions, taxes, and royalties	811	-	115	22	4	952
Salaries and share-based payments	3,322	255	1,622	148	-	5,347
Drilling, exploration, and technical consulting	1,695	348	2,210	23	-	4,276
Environmental, assaying, and field supplies	10,127	74	1,550	178	-	11,929
Travel and other expenses	1,840	51	162	5	-	2,058
Total Expenditures	$17,801	$1,001	$10,664	$376	$4	$29,846
Environmental remediation	-	-	2,136	-	-	2,136
Assets held for sale	-	-	-	(27,016)	-	(27,016)
Impairment of assets held for sale	-	-	-	(6,426)	-	(6,426)
Disposal of properties	-	-	-	-	(3,102)	(3,102)
Balance as at December 31, 2025	$172,038	$11,447	$68,012	$-	$-	$251,497

	Springpole	Birch-Uchi	Duparquet (Note 7(a))	Cameron	Hope Brook (Note 7(b))	Total
Balance as at December 31, 2023	$138,957	$7,983	$48,594	$32,848	$15,852	$244,234
Acquisition	-	449	-	-	-	450
Concessions, taxes, and royalties	375	-	42	23	-	440
Salaries and share-based payments	1,899	775	1,384	124	-	4,182
Drilling, exploration, and technical consulting	1,140	790	1,817	19	-	3,766
Environmental, assaying, and field supplies	10,581	339	1,771	46	1	12,738
Travel and other expenses	1,285	109	176	6	-	1,576
Total Expenditures	$15,280	$2,463	$5,190	$218	$1	$23,152
Tax recovery and option payments received	-	-	(107)	-	(800)	(907)
Impairment	-	-	-	-	(11,955)	(11,955)
Environmental remediation	-	-	1,535	-	-	1,535
Balance as at December 31, 2024	$154,237	$10,446	$55,212	$33,066	$3,098	$256,059

The Company has various underlying agreements and commitments with respect to its mineral properties, which define annual or future payments in connection with royalty buy-backs or maintenance of property interests, the most significant of which are discussed below.

a) Duparquet Project

As at December 31, 2025, the Company’s provision for environmental remediation activities is $2,806,000 (December 31, 2024 - $3,035,000). The environmental remediation includes site preparation, construction of a storage area, construction of an access road, excavation and transportation of mining material, and site restoration and rehabilitation of the storage area. The Company has been working closely with the Ministry of Environment, the Fight Against Climate Change, Wildlife and Parks (“MELCCFP”) and submitted a permit application to start work in 2025. During the year ended December 31, 2025, the Company incurred $2,365,000 of environmental remediation expenditures related to these activities. The environmental remediation estimate is based on the current scope of work and management’s best estimate of the remaining costs required to complete the remediation activities. During the year ended December 31, 2025, the Company recorded an increase in estimated remediation costs of $2,136,000 (December 31, 2024 - $1,535,000). The final environmental remediation cost may vary depending on additional feedback received from MELCCFP and the execution of the work.

b) Hope Brook Project

First Mining owned a 20% interest in the Hope Brook Gold Project - a joint venture with Big Ridge who owned the remaining 80% interest and is the current operator. On July 31, 2025, the Company closed a transaction with Big Ridge to sell its remaining 20% project interest in the Hope Brook Project for total consideration comprised of $3 million in cash and 7 million common shares of Big Ridge. As a result, the Company recorded a gain of $1 million on the sale through profit and loss for the year ended December 31, 2025.